SHARE BASED COMPENSATION, Option Granted to Eligible Persons (Details) - Share Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options [Abstract]
Outstanding, Beginning of period (in shares)	35,706,882	11,653,513	17,946,980
Granted (in shares)	15,327,884	26,500,000	1,915,000
Exercised (in shares)	(3,736,976)	(2,117,647)	(7,288,275)
Forfeited (in shares)	(109,236)	(328,984)	(920,192)
Outstanding, End of period (in shares)	47,188,554	35,706,882	11,653,513
Vested and expected to vest (in shares)	47,188,554	35,706,882	11,653,513
Exercisable (in shares)	19,664,736	8,748,351	7,136,252
Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of period (in dollars per share)	$ 12.54	$ 5.11	$ 3.05
Granted (in dollars per share)	15.00	15.00	14.19
Exercised (in dollars per share)	5.58	2.16	2.57
Forfeited (in dollars per share)	14.24	14.03	4.01
Outstanding, End of period (in dollars per share)	13.89	12.54	5.11
Vested and expected to vest (in dollars per share)	13.89	12.54	5.11
Exercisable (in dollars per share)	$ 12.35	$ 5.25	$ 3.02
Additional Disclosures [Abstract]
Weighted average remaining contractual term, Outstanding	8 years 2 months 4 days	8 years 4 months 17 days	6 years 10 months 24 days
Weighted average remaining contractual term, Exercisable	7 years 4 months 6 days	6 years 10 days	6 years 3 months 10 days
Aggregate intrinsic value, Outstanding	$ 1,242,496	$ 58,007	$ 97,415
Aggregate intrinsic value, Exercisable	$ 548,035	$ 56,918	$ 73,599
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of share options (in dollars per share)	$ 12.05	$ 3.02	$ 5.26
Aggregate grant date fair value of outstanding options	$ 299,076
Fair value of share options vested	44,688	$ 22,390	$ 20,322
Aggregate intrinsic value of options exercised	64,097	$ 20,660	$ 84,560
Unrecognized share-based compensation cost	$ 227,567
Unrecognized share-based compensation, weighted-average vesting period	2 years 9 months 7 days
Minimum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	2.34%	2.75%	1.99%
Expected term	5 years 6 months	5 years	5 years 6 months
Expected volatility	33.00%	33.30%	34.30%
Fair value of share options (in dollars per share)	$ 4.58	$ 2.52	$ 4.84
Maximum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	2.68%	2.92%	2.25%
Expected term	8 years 6 months	7 years	7 years
Expected volatility	35.00%	35.20%	37.00%
Fair value of share options (in dollars per share)	$ 13.59	$ 3.52	$ 6.57